Financial Instruments - Sensitivity Analysis – Foreign Exchange Rate Exposure – Except for Derivative Financial Instruments (Details) R$ in Thousands	3 Months Ended
Mar. 31, 2025 BRL (R$)
Probable (base value) | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 8,157,219
Probable (base value) | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	49,870
Probable (base value) | Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,539,485
Probable (base value) | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,527,479)
Probable (base value) | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(72,660,737)
Probable (base value) | Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(87,698)
Possible 25% | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,039,305
Possible 25% | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	12,468
Possible 25% | Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,134,871
Possible 25% | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(381,870)
Possible 25% | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(18,165,184)
Possible 25% | Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(21,925)
Remote 50% | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,078,610
Remote 50% | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	24,935
Remote 50% | Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,269,743
Remote 50% | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(763,740)
Remote 50% | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(36,330,369)
Remote 50% | Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ (43,849)
Currency risk [member] | Possible 25%
Disclosure of detailed information about financial instruments [line items]
Closing Foreign Exchange Rate, Percentage of increase (decrease)	25.00%
Currency risk [member] | Remote 50%
Disclosure of detailed information about financial instruments [line items]
Closing Foreign Exchange Rate, Percentage of increase (decrease)	50.00%